Derivative Financial Instruments designated to Hedge Accounting	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments designated to Hedge Accounting [Abstract]
Derivative Financial Instruments designated to Hedge Accounting	Derivative Financial Instruments designated to Hedge Accounting
The Group trades derivative financial instruments (SWAPs) to manage its overall exposures (inflation index and interest rate).
(i)Cash flow hedge
In March 2023, the PagSeguro Group entered in a US$38.4 million borrowing agreement with maturity in one-year from the execution date and the payment will occur in a single instalment as the due date. In the same operation, the Company entered into a swap, with the specific objective of protecting said borrowing from fluctuations arising from exchange variation, changing the risk to CDI. All the amount is covered with the derivative and the same due date is applied. Below is the composition of the derivative financial instruments portfolio by type of instrument, asset value, liability value and fair value, financial instrument and MTM registered in OCI:

Risk factor	Financial Instruments - notional	Liabilities	Financial Instrument	Fair Value	MTM
Swap of currency	207,608	189,427	18,181	17,631	550
(ii)Fair value hedge
In the year ended December 31, 2023, the PagSeguro Group issued certificate of deposits with maturity in one-year from the execution date and interest rates correlated to the IPCA (Brazilian inflation rates) and interest fixed rates. For these certificate of deposits, the Company entered into swaps with the specific objective of protecting said deposits from fluctuations arising from inflation and high interest rates, changing them for CDI rates. All the amount, which includes principal and interest, are covered and the same due dates are applied. Below is the composition of the derivative financial instruments portfolio by type of instrument, liability value and fair value, financial instrument and MTM registered in profit and loss:

	December 31, 2023
	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	698,917	697,060	(1,858)
Fixed rated CDB	951,777	944,862	(6,915)
Total	1,650,694	1,641,922	(8,773)

	Notional SWAP	SWAP	MTM total (b)	Profit and Loss ((a)+(b))

IPCA CDB	678,597	(675,246)	2,440	582
Fixed rated CDB	951,209	(943,227)	7,566	651
Total	1,629,806	(1,618,473)	10,006	1,233

	December 31, 2022
	Notional Liability	Liabilities Fair value	MTM (a)

IPCA CDB	708,454	710,475	2,021
Fixed rated CDB	1,368,325	1,370,304	1,980
Total	2,076,779	2,080,779	4,001

	Notional SWAP	SWAP	MTM (b)	Profit and Loss ((a)+(b))

IPCA CDB	(728,142)	(733,026)	(2,109)	(89)
Fixed rated CDB	(1,374,472)	(1,378,916)	(2,149)	(168)
Total	(2,102,614)	(2,111,942)	(4,258)	(257)
The structure of risk limits is extended to the risk factor level, where specific limits aim at improving the monitoring and understanding processes, as well as avoiding concentration of these risks. Additionally, as the main financial assets and financial liabilities of the Company are measured by CDI, the PagSeguro Group’s strategy is to change any other risk factors to CDI. The PagSeguro Group undertakes risk management through the economic relationship between hedge instruments and hedged item, in which it is expected that these instruments will move in opposite directions, in the same proportions, with the aim of neutralizing the risk factors. The Company performs the hedging account effectiveness as each reporting date test and for December 31, 2023 and December 31, 2022, this test was effective.